Debt Instruments at Amortized Cost - Summary of Debt Instruments at Amortized Cost (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 395	₱ 595
Less: Current portion of debt instrument at amortized cost (Note 27)	25	200
Noncurrent portion of debt instrument at amortized cost (Note 27)	370	395
Retail Treasury Bonds [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	340	440
Fixed Rate Treasury Notes, or FXTN [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 55	55
BDO Asean Bonds [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments		₱ 100